UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Consumer Discretionary — 14.1%
	Automobiles — 0.6%
142	Tesla, Inc. (a)	48,334

	Distributors — 1.0%
2,093	LKQ Corp. (a)	75,327

	Hotels, Restaurants & Leisure — 2.3%
1,145	Hilton Grand Vacations, Inc. (a)	44,241
1,163	Hilton Worldwide Holdings, Inc.	80,759
969	Norwegian Cruise Line Holdings Ltd. (a)	52,363

		177,363

	Household Durables — 2.3%
689	Mohawk Industries, Inc. (a)	170,460

	Internet & Direct Marketing Retail — 7.3%
319	Amazon.com, Inc. (a)	306,286
436	Netflix, Inc. (a)	79,069
67	Priceline Group, Inc. (The) (a)	123,397
628	Wayfair, Inc., Class A (a)	42,293

		551,045

	Multiline Retail — 0.2%
334	Nordstrom, Inc.	15,758

	Specialty Retail — 0.4%
129	Ulta Beauty, Inc. (a)	29,094

	Total Consumer Discretionary	1,067,381

	Consumer Staples — 0.6%
	Beverages — 0.6%
845	Monster Beverage Corp. (a)	46,703

	Energy — 1.5%
	Oil, Gas & Consumable Fuels — 1.5%
508	Concho Resources, Inc. (a)	66,967
489	EOG Resources, Inc.	47,325

	Total Energy	114,292

	Financials — 7.9%
	Banks — 2.5%
802	Comerica, Inc.	61,137
1,336	East West Bancorp, Inc.	79,884
480	First Republic Bank	50,162

		191,183

	Capital Markets — 5.4%
131	BlackRock, Inc.	58,658
3,466	Charles Schwab Corp. (The)	151,603
697	Lazard Ltd., Class A	31,522
641	Nasdaq, Inc.	49,738
717	S&P Global, Inc.	112,012

		403,533

	Total Financials	594,716

	Health Care — 13.4%
	Biotechnology — 3.3%
1,028	Exact Sciences Corp. (a)	48,440
332	Kite Pharma, Inc. (a)	59,679
198	Sage Therapeutics, Inc. (a)	12,329
543	Spark Therapeutics, Inc. (a)	48,369
516	Vertex Pharmaceuticals, Inc. (a)	78,407

		247,224

	Health Care Equipment & Supplies — 0.8%
56	Intuitive Surgical, Inc. (a)	58,256

	Health Care Providers & Services — 5.9%
1,871	Acadia Healthcare Co., Inc. (a)	89,359
322	Humana, Inc.	78,351
803	Teladoc, Inc. (a)	26,616
1,289	UnitedHealth Group, Inc.	252,392

		446,718

	Health Care Technology — 1.0%
2,202	Evolent Health, Inc., Class A (a)	39,196
719	Veeva Systems, Inc., Class A (a)	40,553

		79,749

	Life Sciences Tools & Services — 0.9%
343	Illumina, Inc. (a)	68,385

	Pharmaceuticals — 1.5%
434	Jazz Pharmaceuticals plc (a)	63,501
990	Revance Therapeutics, Inc. (a)	27,283
4,932	TherapeuticsMD, Inc. (a)	26,093

		116,877

	Total Health Care	1,017,209

	Industrials — 12.9%
	Airlines — 1.5%
995	Delta Air Lines, Inc.	47,955
1,100	Southwest Airlines Co.	61,555

		109,510

	Building Products — 2.2%
1,137	Fortune Brands Home & Security, Inc.	76,407
507	Lennox International, Inc.	90,773

		167,180

	Commercial Services & Supplies — 3.6%
1,526	Copart, Inc. (a)	52,445
3,102	Waste Connections, Inc., (Canada)	217,020

		269,465

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electrical Equipment — 0.4%
175	Acuity Brands, Inc.	29,974

	Machinery — 4.3%
381	John Bean Technologies Corp.	38,489
298	Middleby Corp. (The) (a)	38,195
763	Oshkosh Corp.	63,003
694	Stanley Black & Decker, Inc.	104,833
544	WABCO Holdings, Inc. (a)	80,453

		324,973

	Road & Rail — 0.9%
651	Old Dominion Freight Line, Inc.	71,654

	Total Industrials	972,756

	Information Technology — 43.4%
	Communications Equipment — 1.4%
352	Arista Networks, Inc. (a)	66,696
295	Palo Alto Networks, Inc. (a)	42,538

		109,234

	Electronic Equipment, Instruments & Components — 2.2%
1,149	Amphenol Corp., Class A	97,209
2,239	Corning, Inc.	66,988

		164,197

	Internet Software & Services — 11.4%
501	Alphabet, Inc., Class C (a)	480,423
1,858	Facebook, Inc., Class A (a)	317,511
1,573	GoDaddy, Inc., Class A (a)	68,445

		866,379

	IT Services — 7.5%
973	Global Payments, Inc.	92,445
1,013	Mastercard, Inc., Class A	143,092
1,290	PayPal Holdings, Inc. (a)	82,593
173	Square, Inc., Class A (a)	4,973
1,379	Vantiv, Inc., Class A (a)	97,178
1,391	Visa, Inc., Class A	146,357

		566,638

	Semiconductors & Semiconductor Equipment — 5.3%
1,434	Applied Materials, Inc.	74,713
385	Broadcom Ltd.	93,378
990	Cavium, Inc. (a)	65,267
308	Lam Research Corp.	57,011
639	NVIDIA Corp.	114,162

		404,531

	Software — 10.4%
597	Adobe Systems, Inc. (a)	88,986
1,246	Electronic Arts, Inc. (a)	147,103
585	Guidewire Software, Inc. (a)	45,525
2,311	Microsoft Corp.	172,169
1,087	salesforce.com, Inc. (a)	101,557
613	ServiceNow, Inc. (a)	72,081
1,715	Snap, Inc., Class A (a)	24,934
1,124	Splunk, Inc. (a)	74,654
560	Take-Two Interactive Software, Inc. (a)	57,264

		784,273

	Technology Hardware, Storage & Peripherals — 5.2%
2,544	Apple, Inc.	392,058

	Total Information Technology	3,287,310

	Materials — 1.4%
	Construction Materials — 1.4%
975	Eagle Materials, Inc.	104,054

	Real Estate — 0.8%
	Real Estate Management & Development — 0.8%
1,698	CBRE Group, Inc., Class A (a)	64,313

	Total Common Stocks (Cost $4,499,879)	7,268,734

Short-Term Investment — 4.8%
	Investment Company — 4.8%
359,897	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $359,897)	359,897

	Total Investments — 100.8% (Cost $4,859,776)	7,628,631
	Liabilities in Excess of Other Assets — (0.8)%	(62,608)

	NET ASSETS — 100.0%	$7,566,023

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,628,631	$—	$—	$7,628,631

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Treasurer and Principal Financial Officer
November 28, 2017